RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (USD $)	0 Months Ended	9 Months Ended
	Aug. 21, 2014	Sep. 30, 2014
Restricted Stock [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at January 1, 2014		0
Restricted stock non-vested at January 1, 2014		$ 0
Restricted stock granted	346,875	346,875
Restricted stock granted		$ 10.40
Restricted stock vested		(178,125)
Restricted stock vested		$ 10.40
Restricted stock forfeited		0
Restricted stock forfeited		$ 0
Restricted stock non-vested at September 30, 2014		168,750
Restricted stock non-vested at September 30, 2014		$ 10.40
Restricted Stock Units (RSUs) [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at January 1, 2014		0
Restricted stock non-vested at January 1, 2014		$ 0
Restricted stock granted	121,875	171,875
Restricted stock granted		$ 10.40
Restricted stock vested		(115,625)
Restricted stock vested		$ 10.40
Restricted stock forfeited		0
Restricted stock forfeited		$ 0
Restricted stock non-vested at September 30, 2014		56,250
Restricted stock non-vested at September 30, 2014		$ 10.40